UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-07816

Registrant Name:	PCM Fund Inc.

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO PCM Fund, Inc.

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 174.1%
BANK LOAN OBLIGATIONS 4.9%
Cactus Wellhead LLC
7.000% due 07/31/2020	$489	$386
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	2,274	2,284
iHeartCommunications, Inc.
7.274% due 01/30/2019	3,000	2,310
Sequa Corp.
5.250% due 06/19/2017	823	725

Total Bank Loan Obligations (Cost $6,538)		5,705

CORPORATE BONDS & NOTES 29.6%
BANKING & FINANCE 10.6%
Blackstone CQP Holdco LP
9.296% due 03/19/2019	3,787	3,835
Cantor Fitzgerald LP
7.875% due 10/15/2019 (j)	740	823
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (j)	600	633
Double Eagle Acquisition Sub, Inc.
7.500% due 10/01/2024 (b)	240	245
Exeter Finance Corp.
9.750% due 05/20/2019	800	760
Jefferies Finance LLC
7.500% due 04/15/2021	187	183
Jefferies LoanCore LLC
6.875% due 06/01/2020 (j)	1,000	915
KGH Intermediate Holdco LLC
12.000% due 08/08/2019 (h)	1,425	1,384
Navient Corp.
5.500% due 01/15/2019 (j)	845	860
8.450% due 06/15/2018 (j)	711	766
OneMain Financial Holdings LLC
6.750% due 12/15/2019	9	9
Springleaf Finance Corp.
5.250% due 12/15/2019	14	14
7.750% due 10/01/2021 (j)	150	158
8.250% due 12/15/2020 (j)	900	990
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (e)	2,631	682

		12,257

INDUSTRIALS 16.3%
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (c)(j)	255	259
BMC Software Finance, Inc.
8.125% due 07/15/2021	72	66
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(j)	1,017	925
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(j)(g)	3,143	3,300
9.000% due 02/15/2020 ^ (g)	182	188
California Resources Corp.
8.000% due 12/15/2022	573	384
Chesapeake Energy Corp.
3.930% due 04/15/2019	10	9
CVS Pass-Through Trust
5.880% due 01/10/2028 (j)	1,341	1,537
7.507% due 01/10/2032 (j)	844	1,080
Dakota Merger Sub, Inc.
10.750% due 09/01/2024 (j)	500	491
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^(g)(j)	1,900	485
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (j)	1,700	1,538
Kinetic Concepts, Inc.
9.625% due 10/01/2021 (j)	1,400	1,403
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (j)	560	612
Scientific Games International, Inc.
10.000% due 12/01/2022 (j)	650	604

Sequa Corp.
7.000% due 12/15/2017	1,140	396
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (j)	2,290	2,296
UAL Pass-Through Trust
6.636% due 01/02/2024 (j)	566	604
9.750% due 07/15/2018 (j)	234	240
10.400% due 05/01/2018 (j)	168	169
UCP, Inc.
8.500% due 10/21/2017	1,300	1,293
Warren Resources, Inc.
9.000% due 08/01/2022 ^	1,000	11
Westmoreland Coal Co.
8.750% due 01/01/2022 (j)	1,264	999

		18,889

UTILITIES 2.7%
Frontier Communications Corp.
10.500% due 09/15/2022	150	159
11.000% due 09/15/2025	150	157
Illinois Power Generating Co.
6.300% due 04/01/2020 (j)	1,515	614
7.950% due 06/01/2032	1,024	410
Sprint Corp.
7.125% due 06/15/2024 (j)	1,246	1,221
TerraForm Power Operating LLC
9.375% due 02/01/2023 (j)	600	621

		3,182

Total Corporate Bonds & Notes (Cost $37,860)		34,328

MUNICIPAL BONDS & NOTES 1.1%
ARKANSAS 0.4%
Little Rock Municipal Property Owners Multipurpose Improvement District No. 10, Arkansas Special Tax Bonds, Series 2007
7.200% due 03/01/2032	455	442

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	845	813

Total Municipal Bonds & Notes (Cost $1,247)		1,255

U.S. GOVERNMENT AGENCIES 2.0%
Freddie Mac
0.100% due 05/25/2020 (a)	13,928	36
0.729% due 01/25/2021 (a)	2,673	58
0.837% due 10/25/2020 (a)	8,666	203
3.615% due 06/25/2041 (a)(j)	10,500	1,556
8.075% due 12/25/2027	450	457

Total U.S. Government Agencies (Cost $2,144)		2,310

NON-AGENCY MORTGAGE-BACKED SECURITIES 66.5%
Adjustable Rate Mortgage Trust
3.216% due 01/25/2036 ^	236	204
Banc of America Alternative Loan Trust
6.628% due 04/25/2037 ^	330	304
Banc of America Commercial Mortgage Trust
5.695% due 07/10/2046	349	345
Banc of America Funding Trust
2.908% due 12/20/2034	482	448
3.819% due 03/20/2036	146	131
5.806% due 03/25/2037 ^	157	137
7.000% due 10/25/2037 ^	870	536
Banc of America Mortgage Trust
2.882% due 11/25/2034	311	310
3.175% due 06/20/2031	457	466
3.410% due 06/25/2035	199	194
BCAP LLC Trust
0.712% due 07/26/2036	87	67
BCRR Trust
5.858% due 07/17/2040	1,000	1,008
Bear Stearns ALT-A Trust
0.695% due 04/25/2037	1,114	847
2.885% due 05/25/2036	55	39
2.957% due 08/25/2036 ^	764	709
2.978% due 01/25/2047	69	52
2.990% due 05/25/2036 ^	359	276
3.086% due 11/25/2036 ^	1,003	740
3.106% due 08/25/2036 ^	412	305
4.109% due 09/25/2034	202	200
4.213% due 07/25/2035 ^	192	158

Bear Stearns Commercial Mortgage Securities Trust
5.910% due 06/11/2040 (j)	1,425	1,448
BRAD Resecuritization Trust
2.180% due 03/12/2021	2,374	162
6.550% due 03/12/2021	444	445
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^	572	425
Chase Mortgage Finance Trust
6.000% due 03/25/2037 ^	311	269
Citigroup Commercial Mortgage Trust
0.813% due 05/15/2043 (a)	640	0
5.900% due 12/10/2049 (j)	2,500	2,546
Citigroup Mortgage Loan Trust, Inc.
3.027% due 10/25/2035	831	677
3.125% due 11/25/2036 ^	217	193
3.135% due 08/25/2035 ^	143	135
3.761% due 11/25/2035	1,897	1,068
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.016% due 09/25/2035 ^	275	237
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049	831	670
CitiMortgage Alternative Loan Trust
5.500% due 04/25/2022 ^	56	57
Commercial Mortgage Loan Trust
6.296% due 12/10/2049	278	178
Commercial Mortgage Trust
6.323% due 07/10/2046 (j)	690	759
Countrywide Alternative Loan Trust
0.805% due 02/25/2037	333	275
0.815% due 02/25/2036 ^	1,057	793
1.075% due 10/25/2037	6,478	1,972
1.507% due 12/25/2035 (j)	1,791	1,448
5.500% due 03/25/2035	805	660
6.000% due 11/25/2035 ^	221	95
6.000% due 04/25/2036 ^(j)	4,377	3,428
Countrywide Home Loan Mortgage Pass-Through Trust
1.165% due 03/25/2035	239	183
2.990% due 09/20/2036 ^	193	153
3.026% due 09/25/2047 ^	848	757
3.309% due 02/20/2036 ^	18	16
6.000% due 05/25/2037 ^	424	361
Credit Suisse First Boston Mortgage Securities Corp.
7.000% due 02/25/2033	91	96
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036	322	231
6.000% due 07/25/2036 (j)	1,794	1,352
6.500% due 05/25/2036 ^	205	130
First Horizon Alternative Mortgage Securities Trust
2.751% due 08/25/2035 ^	102	23
First Horizon Mortgage Pass-Through Trust
2.935% due 04/25/2035	105	106
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 (j)	1,700	1,685
GS Mortgage Securities Trust
1.575% due 08/10/2043 (a)	14,409	647
2.643% due 05/10/2045 (a)	5,525	441
6.212% due 08/10/2043 (j)	1,670	1,733
GSR Mortgage Loan Trust
2.993% due 03/25/2047 (j)	1,613	1,343
HarborView Mortgage Loan Trust
0.781% due 01/19/2036	993	672
IndyMac Mortgage Loan Trust
1.325% due 11/25/2034	155	131
3.129% due 05/25/2036	233	165
3.391% due 06/25/2037	585	545
JPMorgan Alternative Loan Trust
6.500% due 03/25/2036	1,530	1,272
JPMorgan Chase Commercial Mortgage Securities Corp.
1.536% due 03/12/2039 (a)	522	5
JPMorgan Chase Commercial Mortgage Securities Trust
0.628% due 02/15/2046 (a)	61,000	1,395
5.664% due 01/12/2043	304	304
5.794% due 02/12/2051 (j)	1,056	1,084
5.881% due 02/12/2049 (j)	1,051	1,067
6.450% due 05/12/2034 (j)	1,910	1,932
JPMorgan Commercial Mortgage-Backed Securities Trust
5.720% due 03/18/2051 (j)	4,100	4,142
JPMorgan Mortgage Trust
3.186% due 07/25/2035	132	132
LB Commercial Mortgage Trust
5.600% due 10/15/2035	122	123
6.114% due 07/15/2044 (j)	812	834
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038 (j)	709	555
5.562% due 02/15/2040 (j)	720	542
5.928% due 02/15/2040	200	202

Lehman Mortgage Trust
5.000% due 08/25/2021 ^	451	441
5.927% due 04/25/2036	258	233
6.000% due 05/25/2037 ^	546	534
Luminent Mortgage Trust
0.694% due 12/25/2036	968	831
MASTR Adjustable Rate Mortgages Trust
2.984% due 11/25/2035 ^	664	504
MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^	666	639
Merrill Lynch Mortgage Investors Trust
0.945% due 07/25/2030	289	266
1.184% due 11/25/2029	157	152
2.975% due 11/25/2035	251	247
Merrill Lynch Mortgage Trust
6.008% due 06/12/2050 (j)	1,800	1,743
Morgan Stanley Capital Trust
0.438% due 11/12/2049 (a)	26,340	52
5.447% due 02/12/2044 (j)	1,460	1,463
5.692% due 04/15/2049	315	318
5.809% due 12/12/2049 (j)	410	422
5.865% due 04/15/2049 (j)	1,200	1,162
5.865% due 04/15/2049	491	476
Morgan Stanley Capital, Inc. Trust
6.010% due 11/15/2030 (j)	619	629
Morgan Stanley Mortgage Loan Trust
2.977% due 01/25/2035 ^	304	110
6.000% due 08/25/2037 ^	349	306
Morgan Stanley Resecuritization Trust
5.257% due 03/26/2037	5,471	4,301
Regal Trust
2.193% due 09/29/2031	178	167
Residential Accredit Loans, Inc. Trust
4.066% due 01/25/2036 ^	536	432
6.000% due 08/25/2035 ^	345	315
6.500% due 09/25/2037 ^	350	306
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^	289	198
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2036 ^	363	349
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047 (j)	982	981
6.068% due 02/17/2051	2,744	2,779
Structured Adjustable Rate Mortgage Loan Trust
2.967% due 01/25/2036 ^	439	332
2.983% due 04/25/2036 ^	536	422
3.228% due 09/25/2036 ^	313	275
4.307% due 11/25/2036 ^	174	168
Structured Asset Mortgage Investments Trust
0.735% due 08/25/2036 ^	1,123	853
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035	52	53
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^	191	139
Wachovia Bank Commercial Mortgage Trust
0.833% due 10/15/2041 (a)	1,744	1
5.509% due 04/15/2047 (j)	810	817
WaMu Commercial Mortgage Securities Trust
5.960% due 03/23/2045 (j)	958	965
WaMu Mortgage Pass-Through Certificates Trust
1.015% due 06/25/2044	660	575
2.603% due 12/25/2036 ^(j)	535	469
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2036 ^(j)	1,866	1,392
Wells Fargo Alternative Loan Trust
5.500% due 07/25/2022	48	48
Wells Fargo-RBS Commercial Mortgage Trust
0.989% due 02/15/2044 (a)(j)	18,116	505

Total Non-Agency Mortgage-Backed Securities (Cost $69,603)		77,145

ASSET-BACKED SECURITIES 63.1%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.620% due 02/25/2035 (j)	2,676	2,230
2.250% due 12/25/2034 (j)	2,110	1,913
3.786% due 06/21/2029	156	150
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028	424	506
Bayview Financial Acquisition Trust
0.804% due 12/28/2036	192	186
Bear Stearns Asset-Backed Securities Trust
0.905% due 04/25/2036	2,972	1,994
0.905% due 06/25/2036	25	25
3.024% due 07/25/2036	409	388
5.500% due 12/25/2035	74	63

Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030	1,189	604
Centex Home Equity Loan Trust
1.025% due 01/25/2035	1,818	1,500
Citigroup Mortgage Loan Trust, Inc.
0.685% due 12/25/2036 (j)	2,153	1,423
0.745% due 12/25/2036	1,113	658
0.785% due 03/25/2037 (j)	5,285	4,197
0.974% due 11/25/2045 (j)	5,300	4,946
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	386	290
9.163% due 03/01/2033	949	879
Countrywide Asset-Backed Certificates
0.655% due 12/25/2036 ^(j)	1,526	1,492
0.665% due 06/25/2035 (j)	3,080	2,398
0.665% due 01/25/2037 (j)	1,104	855
0.665% due 06/25/2047 ^(j)	3,449	2,525
0.675% due 04/25/2047 (j)	1,511	1,372
0.725% due 06/25/2037 ^(j)	962	730
0.765% due 05/25/2036 (j)	8,982	4,545
0.794% due 09/25/2046	5,000	1,936
2.175% due 06/25/2035 (j)	4,000	3,406
5.301% due 10/25/2032 ^	948	844
EMC Mortgage Loan Trust
1.521% due 02/25/2041	344	338
Fremont Home Loan Trust
0.705% due 04/25/2036 (j)	1,515	1,333
GE Capital Mortgage Services, Inc. Trust
6.705% due 04/25/2029	144	125
GSAMP Trust
2.325% due 06/25/2035 (j)	2,200	1,859
HSI Asset Securitization Corp. Trust
0.635% due 04/25/2037	4,493	2,583
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.765% due 04/25/2037 (j)	5,691	3,614
Keystone Owner Trust
9.000% due 01/25/2029	56	36
Lehman XS Trust
5.420% due 11/25/2035 ^	317	319
MASTR Asset-Backed Securities Trust
0.635% due 08/25/2036 (j)	3,803	1,985
Morgan Stanley ABS Capital, Inc. Trust
1.305% due 12/25/2034	209	174
National Collegiate Commutation Trust
0.000% due 03/25/2038	3,500	1,467
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^(j)	4,297	2,638
Residential Asset Mortgage Products Trust
1.265% due 09/25/2032	50	45
1.619% due 12/25/2033	789	733
Residential Asset Securities Corp. Trust
0.985% due 06/25/2031 (j)	1,682	1,595
1.215% due 08/25/2035 (j)	4,350	3,173
Securitized Asset-Backed Receivables LLC Trust
0.975% due 10/25/2035 (j)	5,500	4,645
1.170% due 01/25/2035 (j)	1,769	1,495
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 (e)	1,000	581
Southern Pacific Secured Asset Corp.
0.865% due 07/25/2029	18	17
Structured Asset Investment Loan Trust
2.250% due 10/25/2034 (j)	1,986	1,715
5.025% due 10/25/2033	68	64
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^	537	527
UPS Capital Business Credit
6.177% due 04/15/2026	1,856	37

Total Asset-Backed Securities (Cost $73,862)		73,153

	SHARES
COMMON STOCKS 0.1%
ENERGY 0.1%
SemGroup Corp. ‘A’	2,654	94

Total Common Stocks (Cost $74)		94

SHORT-TERM INSTRUMENTS 6.8%
REPURCHASE AGREEMENTS (i) 1.3%		1,550

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 4.0%
Fannie Mae
0.253% due 11/16/2016 (e)(f)	$1,000	1,000
Federal Home Loan Bank
0.223% due 10/31/2016 (e)(f)	600	600
0.259% due 11/18/2016 (e)(f)	500	500
0.294% due 10/21/2016 - 11/16/2016 (e)(f)	2,500	2,499

		4,599

U.S. TREASURY BILLS 1.5%
0.475% due 03/02/2017 - 03/09/2017 (d)(e)(m)	1,726	1,723

Total Short-Term Instruments (Cost $7,872)		7,872

Total Investments in Securities (Cost $199,200)		201,862

Total Investments 174.1% (Cost $199,200)		$201,862
Financial Derivative Instruments (k)(l) (1.3)% (Cost or Premiums, net $(1,599))		(1,543)
Other Assets and Liabilities, net (72.8)%		(84,371)

Net Assets Applicable to Common Shareholders 100.0%		$115,948

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	12.000%	08/08/2019	08/07/2014	$1,407	$1,384	1.19%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	1.300%	09/30/2016	10/03/2016	$1,000	U.S. Treasury Notes 1.750% due 01/31/2023	$(1,019)	$1,000	$1,000
SSB	0.010	09/30/2016	10/03/2016	550	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(562)	550	550

Total Repurchase Agreements						$(1,581)	$1,550	$1,550

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.250)%	02/18/2016	TBD	(4)	$(268)	$(268)
	0.900	11/24/2015	TBD	(4)	(1,512)	(1,524)
	1.904	07/05/2016	10/05/2016		(327)	(328)
	2.146	07/01/2016	10/03/2016		(2,871)	(2,887)
	2.334	09/08/2016	12/02/2016		(3,136)	(3,141)
	2.354	10/03/2016	01/03/2017		(4,926)	(4,926)
	2.496	10/01/2015	10/03/2016		(2,258)	(2,273)
	2.832	08/30/2016	03/01/2017		(1,088)	(1,091)
BOS	2.678	08/05/2016	11/07/2016		(891)	(895)
DEU	1.500	07/08/2016	10/07/2016		(541)	(543)
	1.500	08/26/2016	10/31/2016		(141)	(141)
	1.550	07/05/2016	10/05/2016		(327)	(328)
	1.550	08/03/2016	11/03/2016		(684)	(686)
	1.600	08/26/2016	11/23/2016		(2,677)	(2,681)
GSC	1.927	09/13/2016	10/14/2016		(927)	(928)
JPS	1.362	08/08/2016	10/11/2016		(1,378)	(1,381)
	1.575	08/29/2016	11/29/2016		(610)	(611)
	2.325	08/29/2016	11/29/2016		(1,394)	(1,397)
MSC	1.650	07/19/2016	10/19/2016		(3,550)	(3,562)
	2.128	08/05/2016	02/06/2017		(1,374)	(1,380)
RBC	1.630	06/01/2016	12/01/2016		(588)	(591)
	2.550	09/13/2016	03/13/2017		(1,511)	(1,513)
	2.560	09/21/2016	03/20/2017		(2,094)	(2,096)
RDR	(0.250)	09/28/2016	09/28/2017		(159)	(159)
	1.210	08/24/2016	11/22/2016		(757)	(758)
	1.560	08/03/2016	11/03/2016		(778)	(780)
	2.010	08/03/2016	11/03/2016		(788)	(791)
RTA	1.917	04/06/2016	10/07/2016		(2,307)	(2,329)
	2.055	02/04/2016	02/03/2017		(1,820)	(1,845)
	2.209	04/15/2016	04/13/2017		(2,566)	(2,593)
	2.211	03/15/2016	03/14/2017		(971)	(983)
	2.224	05/09/2016	05/08/2017		(2,643)	(2,667)
	2.227	05/12/2016	05/11/2017		(5,422)	(5,470)
	2.230	05/09/2016	05/08/2017		(1,474)	(1,487)
	2.231	03/15/2016	03/14/2017		(1,373)	(1,390)
	2.276	05/27/2016	11/28/2016		(828)	(835)
	2.345	07/26/2016	07/25/2017		(2,856)	(2,869)
SAL	1.453	07/05/2016	10/05/2016		(2,106)	(2,114)
	1.651	08/19/2016	11/18/2016		(1,445)	(1,448)
	1.659	08/02/2016	11/02/2016		(2,191)	(2,197)
	1.667	08/15/2016	11/15/2016		(2,158)	(2,163)
SOG	1.290	07/14/2016	10/13/2016		(881)	(883)
	1.400	08/24/2016	11/21/2016		(866)	(867)
	1.400	08/26/2016	11/28/2016		(676)	(677)
	1.400	09/29/2016	11/28/2016		(914)	(914)
	1.450	09/19/2016	12/15/2016		(1,535)	(1,536)
	1.500	09/20/2016	12/14/2016		(1,266)	(1,267)
	2.495	09/09/2016	03/09/2017		(1,190)	(1,192)
UBS	1.600	07/20/2016	10/20/2016		(772)	(775)
	1.650	07/21/2016	10/20/2016		(1,179)	(1,183)
	1.650	09/28/2016	12/28/2016		(2,434)	(2,435)
	2.267	08/22/2016	11/21/2016		(3,647)	(3,657)
	2.268	08/04/2016	11/03/2016		(1,743)	(1,750)
	2.288	08/09/2016	11/09/2016		(2,542)	(2,551)
	2.317	08/22/2016	11/21/2016		(1,784)	(1,789)

Total Reverse Repurchase Agreements						$(89,525)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(79,265) at a weighted average interest rate of 1.925%.
(4)	Open maturity reverse repurchase agreement.

(j)	Securities with an aggregate market value of $119,918 and cash of $159 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR *	1.500%	12/21/2021	$1,500	$20	$(2)	$0	$(3)
Receive	3-Month USD-LIBOR *	1.750	12/21/2026	3,200	71	(6)	0	(17)
Receive	3-Month USD-LIBOR *	2.250	12/21/2046	1,600	(176)	(29)	30	0

					$(85)	$(37)	$30	$(20)

Total Swap Agreements					$(85)	$(37)	$30	$(20)

*	This security has a forward starting effective date.

Cash of $533 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$6,364	$(1,266)	$52	$0	$(1,214)
	ABX.HE.PENAAA.7-1 Index	0.090	08/25/2037	1,717	(333)	(6)	0	(339)

					$(1,599)	$46	$0	$(1,553)

Total Swap Agreements					$(1,599)	$46	$0	$(1,553)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Securities with an aggregate market value of $1,723 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,705	$0	$5,705
Corporate Bonds & Notes
Banking & Finance	0	10,113	2,144	12,257
Industrials	0	17,596	1,293	18,889
Utilities	0	3,182	0	3,182
Municipal Bonds & Notes
Arkansas	0	442	0	442
West Virginia	0	813	0	813
U.S. Government Agencies	0	2,310	0	2,310
Non-Agency Mortgage-Backed Securities	0	76,538	607	77,145
Asset-Backed Securities	0	71,032	2,121	73,153
Common Stocks
Energy	94	0	0	94
Short-Term Instruments
Repurchase Agreements	0	1,550	0	1,550
Short-Term Notes	0	4,599	0	4,599
U.S. Treasury Bills	0	1,723	0	1,723

Total Investments	$94	$195,603	$6,165	$201,862

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$30	$0	$30

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(20)	0	(20)
Over the counter	0	(1,553)	0	(1,553)

	$0	$(1,573)	$0	$(1,573)

Totals	$94	$194,060	$6,165	$200,319

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 06/30/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$333	$0	$0	$0	$0	$53	$0	$(386)	$0	$0
Corporate Bonds & Notes
Banking & Finance	2,089	0	(10)	2	0	63	0	0	2,144	63
Industrials	1,309	0	0	0	(4)	(12)	0	0	1,293	(23)
Non-Agency Mortgage-Backed Securities	697	0	(10)	(3)	(549)	472	0	0	607	90
Asset-Backed Securities	73	2,103	0	17	0	(72)	0	0	2,121	(71)
Warrants
Industrials	0	0	0	0	(12)	12	0	0	0	0

Totals	$4,501	$2,103	$(20)	$16	$(565)	$516	$0	$(386)	$6,165	$59

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$2,144	Reference Instrument	Spread Movement	5.00 - 160.52 BPS
Industrials	1,293	Proxy Pricing	Base Price	99.50
Non-Agency Mortgage-Backed Securities	607	Proxy Pricing	Base Price	6.83 - 100.25
Asset-Backed Securities	2,121	Proxy Pricing	Base Price	2.00 - 63.99

Total	$6,165

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.

Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$199,200	$14,205	$(11,543)	$2,662

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	JPS	JPMorgan Securities, Inc.	SAL	Citigroup Global Markets, Inc.
BOS	Banc of America Securities LLC	MSC	Morgan Stanley & Co., Inc.	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	RBC	Royal Bank of Canada	SSB	State Street Bank and Trust Co.
GSC	Goldman Sachs & Co.	RDR	RBC Capital Markets	UBS	UBS Securities LLC
GST	Goldman Sachs International	RTA	Royal Bank of Canada

Currency Abbreviations:
USD (or $)	United States Dollar

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	PENAAA	Penultimate AAA Sub-Index

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	PIK	Payment-in-Kind
ALT	Alternate Loan Trust

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PCM Fund Inc.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016